Average Annual Total Returns - DWS RREEF Real Assets Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	Class R before tax Class Inception	Class R before tax 1 Year	Class R before tax 5 Years	Class R before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Class S MSCI World Index (reflects no deduction for fees or expenses) 1 Year	Class S MSCI World Index (reflects no deduction for fees or expenses) 5 Years	Class S MSCI World Index (reflects no deduction for fees or expenses) 10 Years	Class S Bloomberg Barclays US Treasury Inflation Notes Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class S Bloomberg Barclays US Treasury Inflation Notes Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class S Bloomberg Barclays US Treasury Inflation Notes Index (reflects no deduction for fees, expenses or taxes) 10 Years	Class S Blended Index 1 Year	Class S Blended Index 5 Years	Class S Blended Index 10 Years
Total	Jul. 30, 2007	(2.26%)	6.02%	2.86%	(2.65%)	5.50%	2.17%	(1.19%)	4.54%	1.96%	Jun. 05, 2017	1.11%	6.78%	3.26%	Jul. 30, 2007	2.94%	6.48%	2.71%	Jun. 01, 2011	3.33%	7.00%	3.24%	Jul. 30, 2007	3.90%	7.59%	3.79%	Jul. 30, 2007	3.88%	7.45%	3.66%	15.90%	12.19%	9.87%	10.99%	5.08%	3.81%	(3.67%)	5.87%	3.72%